NOTE 6. SHAREHOLDER'S EQUITY (Details Narrative) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, issued	126,740,708	126,733,337
Common stock, outstanding	126,740,708	126,733,337
Preferred stock, authorized	0	0